Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 4:- CASH AND CASH EQUIVALENTS

	December 31,
	2022	2021
Balance nominated in USD	$190,457	$155,045
Balance nominated in NIS	282,050	249,186
Balance nominated in other currencies	71,835	81,160
	$544,342	$485,391